Annual Total Returns[BarChart] - Invesco SP SmallCap Consumer Discretionary ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.71%)	23.89%	48.21%	4.66%	(8.97%)	15.68%	17.07%	(8.21%)	17.34%	28.52%